Notes Payable (Details) - Schedule of payments due on notes payable and financing leases for the succeeding five years	Dec. 31, 2021 USD ($)
Schedule of payments due on notes payable and financing leases for the succeeding five years [Abstract]
2022	$ 820,400
2023	212,554
2024	179,868
2025	160,270
2026	118,647
Thereafter	206,701
Total payments	$ 1,698,440